SCHEDULE OF OPERATING LEASE LIABILITIES RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Lease interest costs	$ 137	$ 104	$ 66
Short-term lease costs	36	17	17
Total lease expense	$ 173	$ 121	$ 83